Long-term Debt and Capital Lease Obligations (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 € / shares
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,611,580,000	$ 2,881,930,000
Senior Long Term Notes	5,325,618,000	5,473,979,000
Equity Neutral Convertible Bond	407,705,000	447,263,000
Accounts receivable facility	50,185,000	340,575,000
Capital lease obligations	40,621,000	40,991,000
Other	82,113,000	143,026,000
Long-term debt and capital lease obligations	8,517,822,000	9,327,764,000
Less current maturities	(664,335,000)	(313,607,000)
Total long-term debt less current maturities	7,853,487,000	9,014,157,000
Annual Payments [Abstract]
2016	665,237,000
2017	808,731,000
2018	1,070,566,000
2019	3,024,520,000
2020	940,395,000
Thereafter	2,091,194,000
Total	8,600,643,000
Revolving Facility [Line Items]
Letter of credit outstanding which reduces available borrowings under the revolving credit facility	$ 3,600,000	6,893,000
Convertible Bond [Line Items]
Debt Instrument Interest Rate Effective Percentage Convertible	2.611%
Debt Instrument Fee Amount Convertible	$ 27,775,000
Equity Neutral Convertible Bond at Issuance	514,080,000
Convertible Conversion | € / shares			€ 73.6354
Long Term Debt Other Disclosures [Abstract]
Pending payments of purchase considerations	4,115,000	34,973,000
Pending Payments Current	34,973,000	31,369,000
Account Receivable Facility [Abstract]
Long Term Debt Maximum Amount Available USD ARF	800,000,000	800,000,000
Long Term Debt Balance Outstanding USD ARF	51,000,000	341,750,000
Line Of Credit Facility Increase Decrease Other Net ARF	16,622,000	$ 66,622,000
Amended 2012 Senior Credit Agreement [Member]
Credit Agreement [Line Items]
Amount of initial Term Loan B principal payments	50,000,000
Amount of ending Term Loan B principal payments	$ 6,000,000
Dividend payment restrictions description	435.48
Effective interest rate		1.61%
Revolving Facility [Line Items]
Maximum amount available USD	$ 4,035,961,000	$ 4,349,870,000
Balance outstanding USD	$ 2,625,591,000	2,900,222,000
Revolving Credit USD [Member]
Credit Agreement [Line Items]
Effective interest rate	1.72%
Revolving Facility [Line Items]
Maximum amount available USD	$ 1,000,000,000	1,000,000,000
Balance outstanding USD	$ 25,110,000	$ 35,992,000
Revolving Credit EUR [Member]
Credit Agreement [Line Items]
Effective interest rate	1.38%	1.42%
Revolving Facility [Line Items]
Maximum amount available USD	$ 435,480,000	$ 485,640,000
USD Term Loan [Member]
Revolving Facility [Line Items]
Maximum amount available USD	2,300,000,000	2,500,000,000
Balance outstanding USD	2,300,000,000	2,500,000,000
EUR Term Loan [Member]
Revolving Facility [Line Items]
Maximum amount available USD	300,481,000	364,230,000
Balance outstanding USD	$ 300,481,000	$ 364,230,000
2010 5.5%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.50%
Debt Instrument Face Amount	$ 271,409,000
2011 3.58%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	3.451%
Debt Instrument Face Amount	$ 108,735,000
2007 6 7/8%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.875%
Debt Instrument Face Amount	$ 497,363,000
2011 6.5% EUR
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.50%
Debt Instrument Face Amount	$ 430,600,000
2011 6.5% USD
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.50%
Debt Instrument Face Amount	$ 395,678,000
2012 5.625%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.625%
Debt Instrument Face Amount	$ 796,505,000
2012 5.25%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.25%
Debt Instrument Face Amount	$ 270,655,000
Senior Notes 2014 4.125%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	4.125%
Debt Instrument Face Amount	$ 495,944,000
2011 5.75%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.75%
Debt Instrument Face Amount	$ 642,167,000
2011 5.25%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.25%
Debt Instrument Face Amount	$ 324,045,000
2012 5.875%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.875%
Debt Instrument Face Amount	$ 696,086,000
Senior Notes 2014 4.75%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	4.75%
Debt Instrument Face Amount	$ 396,431,000